Document And Entity Information	May 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2026
Entity Registrant Name	BV FINANCIAL, INC.
Entity Central Index Key	0001302387
Entity Emerging Growth Company	true
Entity File Number	001-36094
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	14-1920944
Entity Address, Address Line One	7114 North Point Blvd.
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21219
City Area Code	410
Local Phone Number	477-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BVFL
Security Exchange Name	NASDAQ